Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended												12 Months Ended					0 Months Ended								3 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2010 Incentive Award Plan [Member]	Jun. 03, 2010 2010 Incentive Award Plan [Member]	Jun. 03, 2010 1987 Stock Option Plan [Member]	Jun. 03, 2010 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2012 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2011 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2010 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] 2010 Incentive Award Plan [Member]	Dec. 31, 2012 Restricted Stock Units and Awards [Member]	Dec. 31, 2011 Restricted Stock Units and Awards [Member]	Dec. 31, 2010 Restricted Stock Units and Awards [Member]	Dec. 31, 2012 Restricted Stock Units and Awards [Member] 2010 Incentive Award Plan [Member]	May 15, 2012 Restricted Stock Units (RSUs) installment	Dec. 31, 2012 RSU and RSA Excluding Directors [Member]	Dec. 31, 2011 RSU and RSA Excluding Directors [Member]	Dec. 31, 2010 RSU and RSA Excluding Directors [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Nov. 04, 2009 Chief Executive Officer [Member] grant	Jun. 03, 2010 Chief Executive Officer [Member] Market Based Award	Dec. 31, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 05, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Feb. 01, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 08, 2011 Chief Executive Officer [Member] Restricted Stock Units (RSUs) component	Feb. 01, 2011 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 17, 2010 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Jan. 02, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 31, 2010 Other Executive Officers Restricted Stock Units (RSUs) installment	Mar. 31, 2012 Other Executive Officers Restricted Stock Units (RSUs) installment	Mar. 31, 2011 Other Executive Officers Restricted Stock Units (RSUs) installment	May 15, 2012 Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Dec. 31, 2012 Director [Member] Stock Options [Member]	Dec. 31, 2011 Director [Member] Stock Options [Member]	Sep. 01, 2012 Director [Member] Restricted Stock Units (RSUs)	Dec. 31, 2012 Director [Member] Restricted Stock Units (RSUs)	May 15, 2012 Company Employees Apex Systems Restricted Stock Units and Awards [Member] installment	Dec. 31, 2012 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2011 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Mar. 08, 2011 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Mar. 23, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 Vesting January 4, 2014 [Member] Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 31, 2012 Three Equal Annual Installments [Member] Other Executive Officers Restricted Stock Units (RSUs)	Mar. 31, 2011 Three Equal Annual Installments [Member] Other Executive Officers Restricted Stock Units (RSUs)	May 15, 2012 Three Equal Annual Installments [Member] Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Mar. 31, 2012 Vested December 31, 2012 [Member] Other Executive Officers Restricted Stock Units (RSUs)	May 15, 2012 Vesting on May 31, 2013 [Member] Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Mar. 31, 2011 Vested on January 3, 2012 [Member] Other Executive Officers Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense charged to operations related to stock-based compensation	$ 9,600,000	$ 6,900,000	$ 7,700,000					$ 800,000	$ 400,000	$ 100,000
Income tax benefit for stock-based compensation arrangements	3,500,000	2,500,000	2,900,000
Number of shares to be issued					2,184,983		3,500,000
Shares available for issuance				1,502,481		884,983
Vesting period														4 years				3 years
Contractual term														10 years
Grant date fair value																								800,000	500,000	800,000	600,000		600,000		500,000		1,200,000	1,700,000	1,600,000	800,000					12,300,000	500,000		1,000,000	500,000	500,000	1,500,000		900,000	900,000	600,000	800,000	200,000	700,000
Share-based award expense, service period																									2 years 7 months 6 days																		9 months 27 days			9 months 9 days
Share-based awards, number of annual stock awards																								3
Liability for share-based awards																							2,000,000
Share-based awards, grants in period															1,168,172											39,448	45,372		58,754		67,568								42,392		760,788
Shares vested															865,833											22,686		33,784		33,784									21,196			24,654			24,654
Granted, weighted average grant date fair value															$ 16.94					$ 16.01	$ 9.18	$ 7.26																	$ 16.51
Shares vesting at future date, January 4, 2014																																																22,686
Share-based awards, number of equal vesting components																													2
Share-based awards, amount of equal vesting components																										300,000						300,000
Share-based awards, number of annual increments																			3														3	3	3
Percent of vested shares contingent on continued employment																																	60.00%
Percent of vested shares contingent on performance																																	40.00%
Shares surrendered by the employees to the Company for payment of minimum tax withholding obligations															345,181
Share-based awards, vesting percentage in year one																																									25.00%
Share-based awards, number of quarterly vesting installments																																									12
Share-based awards expense, service period											2 years 7 months 24 days				2 years 7 months 6 days																									8 months
Options outstanding (in shares)	1,286,360.00																																				0	54,000
Weighted-average grant-date fair value of options granted								$ 3.53	$ 2.10		$ 10.34	$ 5.04	$ 3.80
Total intrinsic value of options exercised											9,700,000	1,300,000	200,000		13,700,000	6,400,000	3,700,000
Unrecognized compensation expense											$ 1,500,000				$ 12,800,000																									$ 210,000
Purchase price of common stock, percent							85.00%
Employee stock purchase plan (in shares)								154,934	187,036	0